Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 221,581	$ 336,024
Financial assets at amortized cost	8,314	26,013
Financial assets at fair value through profit or loss	0	2,345
Accounts receivable, net (including related parties)	261,148	410,211
Inventories	370,933	198,600
Income taxes receivable	31	54
Restricted deposit	369,300	154,100
Other receivable from related parties	1,224	1,217
Other current assets	104,277	64,280
Total current assets	1,336,808	1,192,844
Financial assets at fair value through profit or loss	15,350	13,668
Financial assets at fair value through other comprehensive income	279	410
Equity method investments	6,533	3,302
Property, plant and equipment, net	126,138	133,236
Deferred tax assets	11,797	7,191
Goodwill	28,138	28,138
Other intangible assets, net	1,094	6,617
Restricted deposit	32	36
Refundable deposits	162,968	199,982
Other non-current assets	12,621	17,770
Total non current assets	364,950	410,350
Total assets	1,701,758	1,603,194
Current liabilities:
Current portion of long-term unsecured borrowings	6,000	6,000
Short-term secured borrowings	369,300	151,400
Accounts payable (including related parties)	122,042	248,425
Income taxes payable	69,383	96,552
Other payable to related parties	2,568	1,641
Contract liabilities-current	49,167	37,663
Other current liabilities	75,535	59,544
Total current liabilities	693,995	601,225
Long-term unsecured borrowings	40,500	46,500
Deferred tax liabilities	691	965
Contract liabilities-non-current	0	10,221
Other non-current liabilities	72,751	72,301
Total liabilities	807,937	731,212
Equity
Ordinary shares	107,010	107,010
Additional paid-in capital	112,249	108,841
Treasury shares	(5,594)	(5,761)
Accumulated other comprehensive income	(218)	(666)
Retained earnings	679,125	660,300
Equity attributable to owners of Himax Technologies, Inc.	892,572	869,724
Noncontrolling interests	1,249	2,258
Total equity	893,821	871,982
Total liabilities and equity	$ 1,701,758	$ 1,603,194